SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Alternative Asset Allocation VIP
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectuses.
Darwei Kung, Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2013.
Daniel Park, Portfolio Manager Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2023.
Yu Shi, CFA, Portfolio Manager Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2023.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectuses.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Darwei Kung, Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2013.
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Joined DWS in 2006; previously worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.
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Portfolio Manager: New York.
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BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.
Daniel Park, Portfolio Manager Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2014.
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Portfolio Manager - Multi Asset & Solutions.
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BA in Economics, University of Bonn; MSc in International Business, Maastricht University.
Yu Shi, CFA, Portfolio Manager Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2014 with six years of industry experience. Before joining, he was working in the market risk department covering the commercial real estate business of the bank and previously, running risk and P&L for the fixed income index and inflation desks. Prior to joining, he was supporting interest rates derivative trading desk at Sumitomo Mitsui Banking Corporation. He started as a quantitative risk analyst at Munich Re Group Asset Management.
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Portfolio Manager - Multi Asset & Solutions.
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BSc in Computational Math, Sun Yat-sen University; MSc in Applied Math, McGill University; MA in Statistics, Columbia University.
Please Retain This Supplement for Future Reference
April 25, 2023
PROSTKR23-23